Earnings Per Share	9 Months Ended
Jul. 31, 2023
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Earnings Per Share
Note 9: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Net income attributable to bank shareholders	1,452	1,365	2,755	9,054
Dividends on preferred shares and distributions on other equity instruments	(41)	(47)	(206)	(154)
Net income available to common shareholders	1,411	1,318	2,549	8,900
Weighted-average number of common shares outstanding (in thousands)	715,432	673,301	706,044	659,909
Basic earnings per common share (Canadian $)	1.97	1.96	3.61	13.49
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Net income available to common shareholders adjusted for impact of dilutive instruments	1,411	1,318	2,549	8,900
Weighted-average number of common shares outstanding (in thousands)	715,432	673,301	706,044	659,909
Effect of dilutive instruments
Stock options potentially exercisable (1)	4,320	5,032	4,531	5,252
Common shares potentially repurchased	(3,375)	(3,529)	(3,299)	(3,420)
Weighted-average number of diluted common shares outstanding (in thousands)	716,377	674,804	707,276	661,741
Diluted earnings per common share (Canadian $)	1.97	1.95	3.60	13.45

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 2,270,156 and 2,178,439 with a weighted-average exercise price of $135.00 and $136.27, respectively, for the three and nine months ended July 31, 2023 (1,028,255 and 915,260 with a weighted-average exercise price of $142.54 and $143.28, respectively, for the three and nine months ended July 31, 2022) as the average share price for the period did not exceed the exercise price.